DEBT (Components and Additional Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Debt Instrument [Line Items]
Letters of credit outstanding, amount	$ 26	$ 26
Long-term Debt, Current Maturities	$ 499	$ 10
4.55% Senior Notes 2024
Debt Instrument [Line Items]
Issuance date of debt	Oct. 31, 2014
Aggregate face amount of debt	$ 600
Percentage Of Face Amount Of Debt Instrument Issued	99.966%
Fixed interest rate per annum	4.55%
Debt Instrument, Frequency of Periodic Payment	semi-annually
Debt Issuance Costs, Gross	$ 5
Maturity date	Oct. 30, 2024
4.60% Senior Notes due 2027
Debt Instrument [Line Items]
Issuance date of debt	Apr. 30, 2017
Aggregate face amount of debt	$ 700
Percentage Of Face Amount Of Debt Instrument Issued	99.873%
Fixed interest rate per annum	4.60%
Debt Instrument, Frequency of Periodic Payment	semi-annually
Debt Issuance Costs, Gross	$ 6
Debt Instrument, Unamortized Discount	$ 1
Maturity date	Apr. 06, 2027
Term Loan [Member]
Debt Instrument [Line Items]
Issuance date of debt	Feb. 15, 2017
Aggregate face amount of debt	$ 400
Debt Instrument, Term	3 years
London Interbank Offered Rate (LIBOR) [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Description of Variable Rate Basis	LIBOR + 1.50%
3.30% Senior Notes 2019
Debt Instrument [Line Items]
Issuance date of debt	Oct. 31, 2014
Aggregate face amount of debt	$ 500
Percentage Of Face Amount Of Debt Instrument Issued	99.902%
Fixed interest rate per annum	3.30%
Debt Instrument, Frequency of Periodic Payment	semi-annually
Debt Issuance Costs, Gross	$ 4
Maturity date	Oct. 30, 2019